GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, CO 80111

September 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Variable Annuity-2 Series Account (“Registrant”)

Great-West Life & Annuity Insurance Company (“Great-West”)

Initial Registration Statement on Form N-4 (File Nos. 811-05817; 333-_________)

Dear Commissioners:

On behalf of the above-named Registrant and Great-West, filed herewith is one electronically formatted copy of the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (“1940 Act”).

To facilitate the Commission staff’s review of the Registration Statement, we will be providing a courtesy copy of this letter and the Registration Statement to Mr. Patrick Scott in the Office of Insurance Products. Capitalized terms in this letter have the same meaning as the defined terms in the prospectus filed as part of the Registration Statement.

1. Registration Statement

Registrant is filing the Registration Statement for the purpose of registering a new individual flexible premium variable annuity contract (the “Annuity”) with a guaranteed lifetime withdrawal benefit rider (the “Rider”) to be issued by Great-West through Variable Annuity-2 Series Account (formerly Varifund Series Account), a separate account of Great-West registered as a unit investment trust under the 1940 Act (file no. 811-05817) (altogether, the “New Contract”).

2. Summary of Features to Assist in Review

(a) Similarities Between the New Contract and the Pending Certificate

The benefits of the Rider are substantially similar to the Certificate filed in the registration statement on Form S-1 filed on July 8, 2011 (File No. 333-175423), which is pending before your office (the “Pending Certificate”). The Rider under the New Contract offers substantially similar terms to the Pending Certificate. Accordingly, we respectfully submit that to the extent the staff has reviewed the Pending Certificate, it is already familiar with the features of the Rider under the New Contract, which are summarized below:

(1)

Guaranteed Lifetime Withdrawal Benefit – The Rider offered with the New Contract provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) subject to the terms of the Rider. To take advantage of the

Rider, Owners must allocate Contributions to a Covered Fund in the Income Segment of the Contract.

(2)	Annual Adjustment (Ratchet) of Guaranteed Annual Withdrawals – On an annual basis, Great-West will review and adjust the Owner’s Guaranteed Annual Withdrawals that are available under the Rider. If the annual review results in a higher withdrawal amount, the Owner’s annual payment will go up. If the review results in a lower withdrawal amount, no adjustment will be made and the Owner will continue to receive the same periodic payments. The calculation of the Guaranteed Annual Withdrawals are based on a rate that varies with the 10 year Treasury yield and the Owner’s age.

(3)

A Single Covered Fund – The Guaranteed Lifetime Withdrawal Benefit is available by allocating Contributions to the Maxim SecureFoundationSM Balanced Portfolio. The Maxim SecureFoundationSM Portfolios are offered by an affiliate of Registrant and are only available with the purchase of a Certificate or through the New Contract. The Pending Certificate also uses a single Covered Fund, the Maxim SecureFoundationSM Balanced ETF Portfolio.

(4)	Potential Purchasers – The New Contract may be issued pursuant to Section 408(b) of the Internal Revenue Code as a qualified Contract or issued as a non-qualified Contract.

(b) Differences Between the New Contract and the Pending Certificate

The principal difference between the New Contract and the Pending Certificate is the New Contract consists of the Annuity and the Rider. The Annuity portion of the New Contract is a standard individual flexible premium variable annuity, similar to other variable annuities offered by Great-West. (In contrast, the Pending Certificate is a certificate that must be purchased in conjunction with an Owner purchasing shares of a Maxim SecureFoundationSM Portfolio which are held in a retirement, brokerage, or mutual fund account.)

3. Procedural Matters

As soon as practicable prior to the effective date of the Registration Statement, Registrant will file a pre-effective amendment the Registration Statement to include:

•	all required financial statements;
•	any exhibits required by Form N-4 that have not yet been filed, and
•	any disclosure changes made in response to staff comments.

4. Timetable for Effectiveness

It is Great-West’s intention to begin marketing the New Contract on or about January 1, 2012. Accordingly, we would greatly appreciate the Commission staff’s efforts in processing the Registration Statement in keeping with the proposed launch date for the New Contract.

At the appropriate time, Registrant and its principal underwriter will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

*            *             *

Please direct any question or comment to me at (303) 737-4225 or Keith Grindstaff at (303) 737-2013.

Very truly yours,

/s/ Valerie L. Ruppel

Valerie L. Ruppel

Counsel

Great-West Life & Annuity Insurance Company

Cc: Mr. Patrick Scott, Senior Counsel, Office of Insurance Products